Shareholders Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	May 31, 2022	Jul. 22, 2021	Sep. 12, 2020
Common stock, shares authorized	24,000,000	24,000,000
Ordinary shares, par value	$ 0.025	$ 0.025
Statutory reserve	$ 0.6	$ 1.2
Statutory surplus reserve	10.00%
Farmmi Inc.
Ownership in subsidiary	50.00%
Minimum [Member]
Common stock, shares authorized			24,000,000	200,000,000	20,000,000
Ordinary shares, par value			$ 0.025	$ 0.001	$ 0.001
Maximum [Mmber]
Common stock, shares authorized			600,000,000	600,000,000	200,000,000
Ordinary shares, par value			$ 0.001	$ 0.001	$ 0.001